Cash and Cash Equivalents: (Tables)	6 Months Ended
Jun. 30, 2015
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:	Note 4. Cash and Cash Equivalents:
	June 30,	December 31,
	2015	2014
Bank deposits	$3,517,499	$6,367,049
Money market funds	72,139	72,098
Total	$3,589,638	$6,439,147